Pay vs Performance Disclosure - USD ($)		12 Months Ended				105 Months Ended
		Mar. 31, 2026		Mar. 31, 2025	Mar. 31, 2024	Mar. 27, 2026
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO - S. Lisi (1) (4)	Compensation Actually Paid to PEO – S. Lisi (1) (5)	Summary Compensation Table Total for PEO - R. Goodman (2) (4)	Compensation Actually Paid to PEO (2) (5)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (3) (4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (3) (5)	Value of initial fixed $100 investment based on total shareholder return (TSR)	Net Loss (in thousands)
Fiscal 2026	$757,500	$(1,329,069)	$-	$-	$376,865	$262,644	$0.51	$(34,334)
Fiscal 2025	$821,140	$(787,214)	N/A	N/A	$435,074	$26,727	$4.04	$(48,479)
Fiscal 2024	$1,733,000	$(4,130,490)	N/A	N/A	$875,499	$(1,139,505)	$25.78	$(64,295)

PEO Total Compensation Amount				$ 821,140	$ 1,733,000
PEO Actually Paid Compensation Amount			[1],[2]	(787,214)	(4,130,490)
Adjustment To PEO Compensation, Footnote [Text Block]

	Fiscal 2026			Fiscal 2025		Fiscal 2024
	PEO - S. Lisi	PEO - R. Goodman	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs
SCT Total Compensation	$757,500	$-	$376,865	$821,140	$435,074	$1,733,000	$875,499
Deduct amounts reported under the “Stock Awards” and “Option Awards” column of the SCT	-	-	(22,362)	(266,140)	(86,528)	(1,083,000)	(427,500)
Total Cash Compensation	757,500	-	354,503	555,000	348,546	650,000	447,999
Add Fair Value of Awards Granted in Fiscal 2026 Unvested as of 3/31	-	-	22,362	266,140	86,528	1,083,000	427,500
Add Change in Fair Value of Awards Granted in Prior Years Unvested as of 3/31	-	-	(51,109)	(1,154,853)	(309,169)	(4,045,130)	(1,412,250)
Add Fair Value of Awards Granted and Vested in Fiscal year as of the Vesting Date	-	-	-	-	-	-	-
Add Change in Fair Value of Awards Granted in Prior Years that Vested during Fiscal year as of the Vesting Date	(2,086,569)	-	(63,112)	(453,501)	(99,178)	(1,818,360)	(602,754)
Deduct Fair Value of any Awards Granted in Prior Years that Failed to Meet Vesting Conditions during Fiscal year	-	-	-	-	-	-	-
Total Compensation Actually Paid	$(1,329,069)	$-	$262,644	$(787,214)	$26,727	$(4,130,490)	$(1,139,505)

Non-PEO NEO Average Total Compensation Amount	[3],[4]	$ 376,865		435,074	875,499
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[3]	$ 262,644		26,727	(1,139,505)
Compensation Actually Paid and Cumulative Total Shareholder Return

Compensation Actually Paid and Cumulative Total Shareholder Return

The graph below compares the compensation actually paid to our PEOs and the average of the compensation actually paid to our remaining NEOs, with our cumulative total shareholder return for the fiscal years ended March 31, 2024, 2025, and 2026. Total Shareholder Return amounts reported in the graph assume an initial fixed investment of $100 on March 31, 2023.

Compensation Actually Paid and Net Loss

Compensation Actually Paid and Net Loss

The graph below compares the compensation actually paid to our PEOs and the average of the compensation actually paid to our remaining NEOs, with our net loss (in thousands) for the fiscal years ended March 31, 2024, 2025 and 2026.

Total Shareholder Return Amount		$ 0.51		4.04	25.78
Net Income (Loss) Attributable to Parent		(34,334,000)		(48,479,000)	(64,295,000)
PEO Name						Steven A. Lisi
Steven A. Lisi [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[4],[5]	757,500		821,140	1,733,000
PEO Actually Paid Compensation Amount	[1],[5]	(1,329,069)		(787,214)	(4,130,490)
Steven A. Lisi [Member] | Deduct amounts reported under the “Stock Awards” and “Option Awards” column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation
Steven A. Lisi [Member] | Total Cash Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation		757,500
Steven A. Lisi [Member] | Add Fair Value of Awards Granted in Fiscal 2026 Unvested as of 3/31 [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation
Steven A. Lisi [Member] | Add Change in Fair Value of Awards Granted in Prior Years Unvested as of 3/31 [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation
Steven A. Lisi [Member] | Add Fair Value of Awards Granted and Vested in Fiscal year as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation
Steven A. Lisi [Member] | Add Change in Fair Value of Awards Granted in Prior Years that Vested during Fiscal year as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation		(2,086,569)
Steven A. Lisi [Member] | Deduct Fair Value of any Awards Granted in Prior Years that Failed to Meet Vesting Conditions during Fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation
Robert S. Goodman [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[2],[4]
PEO Actually Paid Compensation Amount
Robert S. Goodman [Member] | Deduct amounts reported under the “Stock Awards” and “Option Awards” column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation
Robert S. Goodman [Member] | Total Cash Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation
Robert S. Goodman [Member] | Add Fair Value of Awards Granted in Fiscal 2026 Unvested as of 3/31 [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation
Robert S. Goodman [Member] | Add Change in Fair Value of Awards Granted in Prior Years Unvested as of 3/31 [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation
Robert S. Goodman [Member] | Add Fair Value of Awards Granted and Vested in Fiscal year as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation
Robert S. Goodman [Member] | Add Change in Fair Value of Awards Granted in Prior Years that Vested during Fiscal year as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation
Robert S. Goodman [Member] | Deduct Fair Value of any Awards Granted in Prior Years that Failed to Meet Vesting Conditions during Fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation
Non-PEO NEO [Member] | Deduct amounts reported under the “Stock Awards” and “Option Awards” column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation		(22,362)		(86,528)	(427,500)
Non-PEO NEO [Member] | Total Cash Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation		354,503		348,546	447,999
Non-PEO NEO [Member] | Add Fair Value of Awards Granted in Fiscal 2026 Unvested as of 3/31 [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation		22,362		86,528	427,500
Non-PEO NEO [Member] | Add Change in Fair Value of Awards Granted in Prior Years Unvested as of 3/31 [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation		(51,109)		(309,169)	(1,412,250)
Non-PEO NEO [Member] | Add Fair Value of Awards Granted and Vested in Fiscal year as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation
Non-PEO NEO [Member] | Add Change in Fair Value of Awards Granted in Prior Years that Vested during Fiscal year as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation		(63,112)		(99,178)	(602,754)
Non-PEO NEO [Member] | Deduct Fair Value of any Awards Granted in Prior Years that Failed to Meet Vesting Conditions during Fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation
PEO [Member] | Deduct amounts reported under the “Stock Awards” and “Option Awards” column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation				(266,140)	(1,083,000)
PEO [Member] | Total Cash Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation				555,000	650,000
PEO [Member] | Add Fair Value of Awards Granted in Fiscal 2026 Unvested as of 3/31 [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation				266,140	1,083,000
PEO [Member] | Add Change in Fair Value of Awards Granted in Prior Years Unvested as of 3/31 [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation				(1,154,853)	(4,045,130)
PEO [Member] | Add Fair Value of Awards Granted and Vested in Fiscal year as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation
PEO [Member] | Add Change in Fair Value of Awards Granted in Prior Years that Vested during Fiscal year as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation				(453,501)	(1,818,360)
PEO [Member] | Deduct Fair Value of any Awards Granted in Prior Years that Failed to Meet Vesting Conditions during Fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment for compensation

[1]	In accordance with SEC rules, the Compensation Actually Paid reflected in these columns is computed by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP):
[2]	Robert S. Goodman was appointed Chief Executive Officer effective March 27, 2026.
[3]	For Fiscal 2026, our other NEOs were Michael Gaul, Daniel Moorhead and Douglas Larson. For Fiscal 2025, our other NEOs were Michael Gaul and Douglas Larson, and for Fiscal 2024, our other NEOs were Amir Avniel and Michael Gaul.
[4]	The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) in this proxy statement. See the footnotes to the SCT for further details regarding the amounts in these columns.
[5]	Steven A. Lisi served as our Chief Executive Officer from July 1, 2017 through March 27, 2026.